Identification and business activity - Summary of unabsorbed cost due to production stoppage (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	$ 23,058	$ 25,509	$ 27,758
Depreciation and amortization incurred during the production stoppage			10,800
Services provided by third parties
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	7,608	19,214	8,373
Direct labor
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	$ 6,505	$ 3,418	$ 11,075